Summary of quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2012
Summary of quarterly financial data (unaudited) [Text Block]

19. Summary of quarterly financial data (unaudited)

The following table sets forth a summary of the quarterly results of operations for the year ended December 31, 2012 (In thousands, except per share data):

	Q1		Q2	Q3		Q4

Revenues	$19,163		$13,490	$19,351		$7,207
Expenses:
Cost of sales	11,809		10,425	11,526		8,781
Depreciation and depletion	649		666	811		519
Exploration and development	830		1,165	1,237		724
General and administrative	1,267		3,550	1,045		919
Gain on change in reclamation liability estimate	-		-	-		(3,032)
Accretion of reclamation liability	168		169	169		169
	14,723		15,975	14,788		8,080
Income (loss) from operations	4,440		(2,485)	4,563		(873)
Other income (expenses):
Interest expense	(127)		(89)	(91)		(190)
Interest income	112		12	124		16
Gain (loss) on warrant derivative	220		323	(1)		71
Gain (loss) on sale of securities	-		-	(90)		(51)
Foreign exchange gain (loss)	-		-	6		(6)

Net income (loss) before income tax	4,645		(2,239)	4,511		(1,033)

Income tax benefit (expense)	(924)		12	(132)		(755)
Net income (loss)	3,721		(2,227)	4,379		(1,788)
Other comprehensive income: Unrealized gain (loss) on securities, net of tax	(248)		(230)	142		(362)
Comprehensive income (loss)	$3,473	$	(2,457)	$4,521	$	(2,150)
Basic income (loss) per share	$0.11	$	(0.07)	$0.13	$	(0.05)
Diluted income (loss) per share	$0.10	$	(0.07)	$0.12	$	(0.05)

The following table sets forth a summary of the quarterly results of operations for the year ended December 31, 2011 (In thousands, except per share data):

		Q1	Q2	Q3	Q4

Revenues		$12,768	$18,752	$16,706	$21,885
Expenses:
Cost of sales		8,772	9,747	9,654	14,090
Depreciation and depletion		584	722	812	(265)
Exploration and development		306	201	632	613
General and administrative		4,273	866	1,105	811
Accretion of reclamation liability		169	169	169	168
		14,104	11,705	12,372	15,417
Income (loss) from operations		(1,336)	7,047	4,334	6,468
Other income (expenses):
Interest expense		(20)	(7)	(6)	(29)
Interest income		29	52	91	84
Gain (loss) on warrant derivative		(998)	2,329	239	(242)
Foreign exchange loss		(9)	(12)	(7)	(7)

Net income (loss) before income tax and non- controlling interests		(2,334)	9,409	4,651	6,274

Income tax expense		(513)	(1,485)	(1,792)	(715)
Net income (loss)		(2,847)	7,924	2,859	5,559
Other comprehensive income: Unrealized gain (loss) on securities, net of tax		-	20	(292)	432
Comprehensive income (loss)	$	(2,847)	$7,944	$2,567	$5,991
Basic income (loss) per share	$	(0.12)	$0.23	$0.08	$0.17
Diluted income (loss) per share	$	(0.12)	$0.16	$0.07	$0.16